CONSOLIDATED FINANCIAL STATEMENTS - Acquisition of subsidiary (Details) - Siderurgica Latino-Americana SA ("SILAT") T in Thousands, R$ in Thousands	1 Months Ended
Nov. 30, 2020 BRL (R$) T
Fair value upon acquisition
Cash and cash equivalents	R$ 33,419
Trade accounts receivable - net	13,190
Inventories	24,160
Other current assets	11,091
Property, plant and equipment	486,757
Other non-current assets	34,410
Current liabilities	(26,638)
Deferred income taxes	(86,093)
Other non-current liabilities	(359)
Non-controlling interest	(11,495)
Assets (Liabilities)	478,442
Bargain purchase	(2,481)
Fair value upon acquisition	475,961
Total consideration paid	475,961
Less: Cash and cash equivalents of acquired subsidiary	(33,419)
Total	R$ 442,542
Gerdau Acos Longos S.A.
Acquisition of subsidiary
Percentage of equity interest acquired (as a percent)	96.35%
Fair value upon acquisition
Fair value upon acquisition	R$ 475,961
Gerdau Acos Longos S.A. | Long steel rolled
Acquisition of subsidiary
Production capacity (in tons) | T	600